Basis of Presentation - Service Center Vessels (Table) (Details)	12 Months Ended
Dec. 31, 2012
Aegean Flower
Vessel details
Year Built	2001
Size (dwt)	6,523
Date Acquired	Jan. 05, 2004
Sara
Vessel details
Year Built	1990
Size (dwt)	7,389
Date Acquired	Oct. 09, 2007
PT36
Vessel details
Year Built	1980
Size (dwt)	3,730
Date Acquired	Jul. 01, 2008
Colorado
Vessel details
Year Built	2004
Size (dwt)	5,088
Date Acquired	Apr. 01, 2010
Vigo
Vessel details
Year Built	1971
Size (dwt)	1,319
Date Acquired	Apr. 01, 2010
Elbe
Vessel details
Year Built	1962
Size (dwt)	542
Date Acquired	Apr. 01, 2010
Ellen
Vessel details
Year Built	1971
Size (dwt)	1,439
Date Acquired	Apr. 01, 2010
Blender
Vessel details
Year Built	1963
Size (dwt)	736
Date Acquired	Apr. 01, 2010
Willem SR
Vessel details
Year Built	2006
Size (dwt)	3,180
Date Acquired	Apr. 01, 2010
Steidamm
Vessel details
Year Built	1972
Size (dwt)	1,634
Date Acquired	Apr. 01, 2010
Tapuit
Vessel details
Year Built	1971
Size (dwt)	2,500
Date Acquired	Apr. 01, 2010
Texas
Vessel details
Year Built	2003
Size (dwt)	4,165
Date Acquired	Apr. 01, 2010
Montana
Vessel details
Year Built	2011
Size (dwt)	4,319
Date Acquired	May 26, 2011
Florida
Vessel details
Year Built	2011
Size (dwt)	1,533
Date Acquired	Nov. 15, 2011